RISK MANAGEMENT - Liquidity Risk - Undiscounted cash flows of financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 249,900,662	$ 247,219,098
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	284,426,805	275,800,439
Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	132,822,027	124,182,314
Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	46,667,522	49,616,576
Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	29,752,219	29,788,444
Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	75,185,037	72,213,105
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,371,927	1,761,174
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	247,528,735	245,457,924
Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,154,361	1,757,606
Customer deposits [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	181,987,396	173,341,149
Customer deposits [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	181,987,396	173,341,149
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,809,859	25,932,054
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,809,859	25,932,054
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	95,962,832	79,998,235
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	14,800,170	9,555,229
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	35,683,285	31,700,316
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	24,156,548	20,831,413
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,322,829	17,911,277
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	71,149,882	74,293,894
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	71,149,882	74,293,894
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	430,193	841,507
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	374,711	538,387
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	54,195	301,996
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,287	1,124
Financial obligations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	65,541,339	72,116,775
Financial obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	65,541,339	72,116,775
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	15,115,554	9,211,511
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	13,305,891	6,179,455
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,788,786	771,719
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		77,350
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	20,877	2,182,987
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	22,831,652	30,206,039
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,663,276	2,118,373
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,250,680	11,036,815
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,090,588	6,878,016
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	11,827,108	10,172,835
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	28,873,094	36,093,722
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	121,155	356,759
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,272,012	3,550,122
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,344,746	1,144,997
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	26,135,181	31,041,844
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,318,878	2,444,130
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	13,938	12,387
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	106,429	90,521
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	120,495	140,578
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,078,016	2,200,644
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	12,849,440	8,529,748
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	837,304	178,136
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	657,920	1,439,502
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	689,454	485,447
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10,664,762	6,426,663
Other financial liabilities. | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,750,124	6,293,930
Other financial liabilities. | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,278,275	4,155,257
Other financial liabilities. | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	330,995	145,183
Other financial liabilities. | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	189,229
Other financial liabilities. | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,951,625	1,993,490
Derivatives [member] | Trading derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,154,361	1,757,606
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,154,361	1,757,606
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,118,767	1,950,270
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,263,315	860,852
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	522,915	579,886
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	155,907	230,643
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	176,630	278,889
Derivatives [member] | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	217,566	3,568
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	217,566	3,568
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	216,530	5,399
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	204,251	1,531
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	305	516
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,252
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 6,722	$ 3,352